Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of quantitative information about right-of-use assets
Changes in right-of-use assets and lease liabilities for the six months ended June 30, 2026 and 2025 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2026	$4,273	$4,753
Acquisitions	1,317	1,434
Depreciation	(973)	—
Interest expense relating to lease liabilities	—	158
Payments of lease liabilities	—	(1,149)
Translation differences	(151)	(187)
Balance at June 30, 2026	$4,466	$5,009

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(576)	—
Interest expense relating to lease liabilities	—	118
Payments of lease liabilities	—	(665)
Translation differences	214	214
Balance at June 30, 2025	$3,946	$4,340

Schedule of quantitative information about lease liabilities
Changes in right-of-use assets and lease liabilities for the six months ended June 30, 2026 and 2025 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2026	$4,273	$4,753
Acquisitions	1,317	1,434
Depreciation	(973)	—
Interest expense relating to lease liabilities	—	158
Payments of lease liabilities	—	(1,149)
Translation differences	(151)	(187)
Balance at June 30, 2026	$4,466	$5,009

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(576)	—
Interest expense relating to lease liabilities	—	118
Payments of lease liabilities	—	(665)
Translation differences	214	214
Balance at June 30, 2025	$3,946	$4,340